Noninterest Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Noninterest Expenses [Abstract]
Components of noninterest other operating expenses
The components of noninterest other operating expenses follow:

	2012	2011	2010
Advertising	$172,477	$163,466	$180,336
Armored car service	72,913	75,270	73,985
Deposit product services	93,738	126,620	127,322
Correspondent bank fees	62,358	66,126	65,488
Courier service	45,180	45,180	45,360
Director fees	155,300	164,650	183,350
Dues, donations, and subscriptions	81,392	80,862	74,337
Liability insurance	31,696	27,636	26,049
Postage	147,146	143,268	155,168
Professional fees	307,219	194,590	171,580
Stationery and supplies	72,563	65,862	58,628
Telecommunications	174,440	155,393	165,464
Miscellaneous	272,115	265,969	255,270
Other operating expenses	$1,688,537	$1,574,892	$1,582,337